Note 9 - Collaboration and Device Development Payable (Tables)	12 Months Ended
Dec. 31, 2018
Series E Warrants [Member]
Notes Tables
Schedule of Assumptions Used for Warrant Valution [Table Text Block]
Significant Input Assumptions of Warrant Valuation
Historical volatility	103%
Expected term (in years)	5
Risk-free interest rate	2.70%